UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/14

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

                        - DREYFUS LARGE CAP EQUITY FUND

                        - DREYFUS LARGE CAP GROWTH FUND

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund
September 30, 2014 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--2.0%
Harley-Davidson	79,490		4,626,318
Johnson Controls	90,190		3,968,360
			8,594,678
Banks--4.6%
JPMorgan Chase & Co.	133,820		8,061,317
PNC Financial Services Group	56,770		4,858,377
Wells Fargo & Co.	140,670		7,296,552
			20,216,246
Capital Goods--8.8%
Caterpillar	44,040		4,361,281
Dover	74,260		5,965,306
Eaton	82,900		5,253,373
Honeywell International	67,270		6,264,182
Illinois Tool Works	60,830		5,135,269
Ingersoll-Rand	114,700		6,464,492
United Technologies	52,870		5,583,072
			39,026,975
Consumer Durables & Apparel--1.0%
PVH	37,450		4,537,068
Consumer Services--2.1%
Las Vegas Sands	63,260		3,935,405
Yum! Brands	75,470		5,432,331
			9,367,736
Diversified Financials--7.1%
Capital One Financial	89,060		7,269,077
FNFV Group	1		14
IntercontinentalExchange Group	41,120		8,020,456
Invesco	202,646		8,000,464
State Street	105,970		7,800,452
			31,090,463
Energy--11.0%
Chevron	65,830		7,854,836
Devon Energy	77,300		5,270,314
Exxon Mobil	64,280		6,045,534
Halliburton	75,470		4,868,570
Nabors Industries	270,050		6,146,338
National Oilwell Varco	36,500		2,777,650
Parsley Energy, Cl. A	132,090	a	2,817,480

Schlumberger	45,370		4,613,675
Southwestern Energy	94,350	a	3,297,533
Valero Energy	102,130		4,725,555
			48,417,485
Food & Staples Retailing--1.1%
Costco Wholesale	40,260		5,045,383
Food, Beverage & Tobacco--7.5%
Anheuser-Busch InBev, ADR	40,210		4,457,279
Mead Johnson Nutrition	60,270		5,799,178
Mondelez International, Cl. A	137,540		4,712,808
Monster Beverage	70,290	a	6,443,484
PepsiCo	82,780		7,705,990
Philip Morris International	46,960		3,916,464
			33,035,203
Health Care Equipment & Services--3.4%
Abbott Laboratories	125,470		5,218,297
Cardinal Health	65,740		4,925,241
HCA Holdings	66,240	a	4,671,245
			14,814,783
Household & Personal Products--.7%
Procter & Gamble	38,745		3,244,506
Insurance--3.6%
Aflac	100,290		5,841,893
Aon	60,950		5,343,487
FNF Group	161,700		4,485,558
			15,670,938
Materials--2.6%
Celanese, Ser. A	76,000		4,447,520
Freeport-McMoRan	79,500		2,595,675
Nucor	81,300		4,412,964
			11,456,159
Media--4.6%
CBS Outdoor Americas	131,200		3,928,128
Comcast, Cl. A	121,440		6,531,043
Time Warner	71,200		5,354,952
Walt Disney	48,940		4,357,128
			20,171,251
Pharmaceuticals, Biotech & Life Sciences--12.3%
AbbVie	118,990		6,872,862
Actavis	20,710	a	4,996,909
Alexion Pharmaceuticals	12,500	a	2,072,750
Amgen	19,300		2,710,878
Biogen Idec	11,000	a	3,638,910
Bristol-Myers Squibb	63,330		3,241,229
Gilead Sciences	55,160	a	5,871,781
Johnson & Johnson	44,960		4,792,286

Mallinckrodt	55,165	a	4,973,125
Merck & Co.	106,620		6,320,434
Pfizer	150,300		4,444,371
Thermo Fisher Scientific	34,660		4,218,122
			54,153,657
Retailing--2.4%
Amazon.com	18,500	a	5,965,140
Lowe's	91,010		4,816,249
			10,781,389
Semiconductors & Semiconductor Equipment--4.4%
Avago Technologies	76,250		6,633,750
Intel	234,830		8,176,781
Micron Technology	137,110	a	4,697,389
			19,507,920
Software & Services--10.0%
Adobe Systems	91,990	a	6,364,788
Electronic Arts	129,240	a	4,602,236
Facebook, Cl. A	96,390	a	7,618,665
Google, Cl. A	16,560	a	9,744,070
Google, Cl. C	4,760	a	2,748,234
salesforce.com	106,210	a	6,110,261
ServiceNow	116,230	a	6,831,999
			44,020,253
Technology Hardware & Equipment--5.9%
Apple	167,050		16,830,288
Seagate Technology	82,910		4,748,256
TE Connectivity	81,890		4,527,698
			26,106,242
Telecommunication Services--.9%
AT&T	57,850		2,038,634
Verizon Communications	41,160		2,057,588
			4,096,222
Transportation--1.0%
Union Pacific	41,490		4,498,346
Utilities--2.1%
CenterPoint Energy	206,350		5,049,385
Sempra Energy	40,550		4,273,158
			9,322,543
Total Common Stocks
(cost $373,160,984)			437,175,446

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,847,260)	3,847,260	[b]	3,847,260

Total Investments (cost $377,008,244)	100.0%	441,022,706
Cash and Receivables (Net)	.0%	205,953
Net Assets	100.0%	441,228,659

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $64,014,462 of which $68,971,865 related to appreciated investment securities and $4,957,403 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	12.3
Energy	11.0
Software & Services	10.0
Capital Goods	8.8
Food, Beverage & Tobacco	7.5
Diversified Financials	7.1
Technology Hardware & Equipment	5.9
Banks	4.6
Media	4.6
Semiconductors & Semiconductor Equipment	4.4
Insurance	3.6
Health Care Equipment & Services	3.4
Materials	2.6
Retailing	2.4
Consumer Services	2.1
Utilities	2.1
Automobiles & Components	2.0
Food & Staples Retailing	1.1
Transportation	1.0
Consumer Durables & Apparel	1.0
Money Market Investment	.9
Telecommunication Services	.9
Household & Personal Products	.7
100.0

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	426,084,417	-	-	426,084,417
Equity Securities - Foreign Common Stocks+	11,091,029	-	-	11,091,029
Mutual Funds	3,847,260	-	-	3,847,260

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Growth Fund
September 30, 2014 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--1.7%
Harley-Davidson	4,350		253,170
Johnson Controls	5,360		235,840
			489,010
Capital Goods--9.3%
Boeing	3,400		433,092
Caterpillar	3,560		352,547
Dover	5,600		449,848
Honeywell International	6,270		583,862
Ingersoll-Rand	9,060		510,622
United Technologies	3,390		357,984
			2,687,955
Consumer Durables & Apparel--2.9%
NIKE, Cl. B	5,710		509,332
PVH	2,700		327,105
			836,437
Consumer Services--2.2%
Las Vegas Sands	5,160		321,004
Yum! Brands	4,400		316,712
			637,716
Diversified Financials--1.7%
IntercontinentalExchange Group	1,000		195,050
Invesco	7,628		301,153
			496,203
Energy--6.3%
Baker Hughes	4,100		266,746
Devon Energy	4,300		293,174
EOG Resources	3,460		342,609
Halliburton	4,170		269,007
Memorial Resource Development	9,800		265,678
Parsley Energy, Cl. A	8,110		172,986
Valero Energy	4,380		202,663
			1,812,863
Food & Staples Retailing--1.9%
Costco Wholesale	4,280		536,370
Food, Beverage & Tobacco--7.1%
Mead Johnson Nutrition	4,600		442,612
Mondelez International, Cl. A	4,680		160,360
Monster Beverage	5,450	a	499,601
PepsiCo	6,490		604,154

Philip Morris International	3,910		326,094
			2,032,821
Health Care Equipment & Services--2.1%
AmerisourceBergen	3,470		268,231
HCA Holdings	4,770	a	336,380
			604,611
Household & Personal Products--1.6%
Colgate-Palmolive	2,830		184,573
Procter & Gamble	3,420		286,391
			470,964
Insurance--1.1%
Arthur J. Gallagher & Co.	7,160		324,778
Materials--3.4%
Celanese, Ser. A	4,600		269,192
Nucor	7,200		390,816
Praxair	2,360		304,440
			964,448
Media--5.0%
Comcast, Cl. A	10,300		553,934
Time Warner	5,890		442,987
Walt Disney	4,900		436,247
			1,433,168
Pharmaceuticals, Biotech & Life Sciences--13.8%
AbbVie	11,020		636,515
ACADIA Pharmaceuticals	7,065	a,b	174,929
Actavis	2,050	a	494,624
Alexion Pharmaceuticals	1,200	a	198,984
Amgen	2,360		331,486
Biogen Idec	1,180	a	390,356
Bristol-Myers Squibb	8,180		418,652
Celgene	2,640	a	250,219
Gilead Sciences	4,360	a	464,122
Incyte	3,980	a	195,219
Mallinckrodt	1,800	a	162,270
Thermo Fisher Scientific	2,110		256,787
			3,974,163
Real Estate--.6%
DDR	11,110	c	185,870
Retailing--5.2%
Amazon.com	2,020	a	651,329
Lowe's	10,510		556,189
TripAdvisor	3,080	a	281,574
			1,489,092
Semiconductors & Semiconductor Equipment--4.5%
Avago Technologies	3,860		335,820
Intel	11,530		401,475

Micron Technology	10,940	a	374,804
Skyworks Solutions	3,150		182,857
			1,294,956
Software & Services--18.5%
Adobe Systems	5,560	a	384,696
Electronic Arts	7,750	a	275,977
Facebook, Cl. A	10,250	a	810,160
Google, Cl. A	2,310	a	1,359,227
LinkedIn, Cl. A	1,940	a	403,113
Microsoft	12,630		585,527
NetSuite	4,980	a	445,909
salesforce.com	5,790	a	333,099
ServiceNow	7,630	a	448,491
Twitter	5,610		289,364
			5,335,563
Technology Hardware & Equipment--8.7%
Apple	17,680		1,781,260
Ciena	10,180	a,b	170,210
Palo Alto Networks	3,740	a	366,894
QUALCOMM	2,510		187,673
			2,506,037
Telecommunication Services--.5%
Verizon Communications	2,730		136,473
Transportation--1.8%
Union Pacific	4,660		505,237
Total Common Stocks
(cost $21,152,525)			28,754,735
Investment of Cash Collateral for
Securities Loaned--.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $184,700)	184,700	[d]	184,700
Total Investments (cost $21,337,225)	100.5%		28,939,435
Liabilities, Less Cash and Receivables	(.5%)		(142,457)
Net Assets	100.0%		28,796,978

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $339,224 and the value of the collateral held by the fund was $359,777, consisting of cash collateral of $184,700 and U.S. Government & Agency securities valued at $175,077.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $7,602,210 of which $7,815,694 related to appreciated investment securities and $213,484 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	18.5
Pharmaceuticals, Biotech & Life Sciences	13.8
Capital Goods	9.3
Technology Hardware & Equipment	8.7
Food, Beverage & Tobacco	7.1
Energy	6.3
Retailing	5.2
Media	5.0
Semiconductors & Semiconductor Equipment	4.5
Materials	3.4
Consumer Durables & Apparel	2.9
Consumer Services	2.2
Health Care Equipment & Services	2.1
Food & Staples Retailing	1.9
Transportation	1.8
Automobiles & Components	1.7
Diversified Financials	1.7
Household & Personal Products	1.6
Insurance	1.1
Money Market Investment	.6
Real Estate	.6
Telecommunication Services	.5
100.5

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	28,418,915	-	-	28,418,915
Equity Securities - Foreign Common Stocks+	335,820	-	-	335,820
Mutual Funds	184,700	-	-	184,700

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 17, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)